Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES AND OTHER:
Revenues		$ 10,030	$ 10,039	$ 8,705
Gains (losses) on sales of assets		(264)	476	626
OPERATING EXPENSES:
Production taxes		124	89	74
General and administrative		335	333	322
Restructuring and other termination costs	$ 38	38	0	6
Provision for legal contingencies, net		26	(38)	123
Depreciation, depletion and amortization		1,737	1,697	1,698
Gain (loss) on sale of oil and natural gas properties		0
Impairments		131	814	563
Other operating expenses		0	416	377
Total Operating Expenses		9,648	10,177	11,961
INCOME (LOSS) FROM OPERATIONS		382	(138)	(3,256)
OTHER INCOME (EXPENSE):
Interest expense		(633)	(601)	(528)
Gains on investments		139	0	(137)
Gains on purchases or exchanges of debt		263	233	236
Other income		67	6	5
Equity in net earnings of subsidiary		0	0
Total Other Expense		(164)	(362)	(424)
INCOME (LOSS) BEFORE INCOME TAXES		218	(500)	(3,680)
Total Income Tax Expense (Benefit)		(10)	2	(190)
NET INCOME (LOSS)		228	(502)	(3,490)
Net income attributable to noncontrolling interests		(2)	(3)	(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		226	(505)	(3,493)
Other comprehensive income		34	39	3
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		260	(466)	(3,490)
Oil, Natural Gas and NGL [Member]
REVENUES AND OTHER:
Revenues		5,155	4,985	3,288
Oil, natural gas and NGL production [Member]
OPERATING EXPENSES:
Cost of goods and services		539	562	710
Oil, natural gas and NGL gathering, processing and transportation [Member]
OPERATING EXPENSES:
Cost of goods and services		1,398	1,471	1,855
Marketing [Member]
REVENUES AND OTHER:
Revenues		5,076	4,511	4,584
OPERATING EXPENSES:
Cost of goods and services		5,158	4,598	4,778
Oil, Natural gas and NGL and Marketing [Member]
REVENUES AND OTHER:
Revenues		10,231	9,496	7,872
Other [Member]
REVENUES AND OTHER:
Revenues		63	67	207
Exploration [Member]
OPERATING EXPENSES:
Cost of goods and services		162	235	$ 1,455
Reportable legal entities [Member] | Exploration [Member]
OPERATING EXPENSES:
Cost of goods and services		0	0
Eliminations [Member]
REVENUES AND OTHER:
Revenues		0	0
Gains (losses) on sales of assets		0	0
OPERATING EXPENSES:
Production taxes		0	0
General and administrative		0	0
Restructuring and other termination costs		0
Provision for legal contingencies, net		0	0
Depreciation, depletion and amortization		0	0
Impairments		0	0
Other operating expenses			0
Total Operating Expenses		0	0
INCOME (LOSS) FROM OPERATIONS		0	0
OTHER INCOME (EXPENSE):
Interest expense		0	0
Gains on investments		0
Gains on purchases or exchanges of debt		0	0
Other income		0	0
Equity in net earnings of subsidiary		(584)	216
Total Other Expense		(584)	216
INCOME (LOSS) BEFORE INCOME TAXES		(584)	216
Total Income Tax Expense (Benefit)		0	0
NET INCOME (LOSS)		(584)	216
Net income attributable to noncontrolling interests		0	0
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		(584)	216
Other comprehensive income		0	0
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		(584)	216
Eliminations [Member] | Oil, Natural Gas and NGL [Member]
REVENUES AND OTHER:
Revenues		0	0
Eliminations [Member] | Oil, natural gas and NGL production [Member]
OPERATING EXPENSES:
Cost of goods and services		0	0
Eliminations [Member] | Oil, natural gas and NGL gathering, processing and transportation [Member]
OPERATING EXPENSES:
Cost of goods and services		0	0
Eliminations [Member] | Marketing [Member]
REVENUES AND OTHER:
Revenues		0	0
OPERATING EXPENSES:
Cost of goods and services		0	0
Eliminations [Member] | Oil, Natural gas and NGL and Marketing [Member]
REVENUES AND OTHER:
Revenues			0
Eliminations [Member] | Other [Member]
REVENUES AND OTHER:
Revenues		0	0
Eliminations [Member] | Exploration [Member]
OPERATING EXPENSES:
Cost of goods and services		0	0
Parent [Member] | Reportable legal entities [Member]
REVENUES AND OTHER:
Revenues		0	0
Gains (losses) on sales of assets		0	0
OPERATING EXPENSES:
Production taxes		0	0
General and administrative		2	1
Restructuring and other termination costs		0
Provision for legal contingencies, net		0	(79)
Depreciation, depletion and amortization		0	0
Impairments		0	0
Other operating expenses			0
Total Operating Expenses		2	(78)
INCOME (LOSS) FROM OPERATIONS		(2)	78
OTHER INCOME (EXPENSE):
Interest expense		(631)	(599)
Gains on investments		0
Gains on purchases or exchanges of debt		263	233
Other income		3	1
Equity in net earnings of subsidiary		583	(216)
Total Other Expense		218	(581)
INCOME (LOSS) BEFORE INCOME TAXES		216	(503)
Total Income Tax Expense (Benefit)		(10)	2
NET INCOME (LOSS)		226	(505)
Net income attributable to noncontrolling interests		0	0
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		226	(505)
Other comprehensive income		0	0
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		226	(505)
Parent [Member] | Reportable legal entities [Member] | Oil, Natural Gas and NGL [Member]
REVENUES AND OTHER:
Revenues		0	0
Parent [Member] | Reportable legal entities [Member] | Oil, natural gas and NGL production [Member]
OPERATING EXPENSES:
Cost of goods and services		0	0
Parent [Member] | Reportable legal entities [Member] | Oil, natural gas and NGL gathering, processing and transportation [Member]
OPERATING EXPENSES:
Cost of goods and services		0	0
Parent [Member] | Reportable legal entities [Member] | Marketing [Member]
REVENUES AND OTHER:
Revenues		0	0
OPERATING EXPENSES:
Cost of goods and services		0	0
Parent [Member] | Reportable legal entities [Member] | Oil, Natural gas and NGL and Marketing [Member]
REVENUES AND OTHER:
Revenues		0	0
Parent [Member] | Reportable legal entities [Member] | Other [Member]
REVENUES AND OTHER:
Revenues		0	0
Parent [Member] | Reportable legal entities [Member] | Exploration [Member]
OPERATING EXPENSES:
Cost of goods and services		0	0
Guarantor Subsidiaries [Member] | Reportable legal entities [Member]
REVENUES AND OTHER:
Revenues		10,011	10,016
Gains (losses) on sales of assets		(264)	476
OPERATING EXPENSES:
Production taxes		123	88
General and administrative		332	330
Restructuring and other termination costs		38
Provision for legal contingencies, net		26	41
Depreciation, depletion and amortization		1,730	1,688
Impairments		131	814
Other operating expenses			416
Total Operating Expenses		9,630	10,235
INCOME (LOSS) FROM OPERATIONS		381	(219)
OTHER INCOME (EXPENSE):
Interest expense		(2)	(2)
Gains on investments		139
Gains on purchases or exchanges of debt		0	0
Other income		64	5
Equity in net earnings of subsidiary		1	0
Total Other Expense		202	3
INCOME (LOSS) BEFORE INCOME TAXES		583	(216)
Total Income Tax Expense (Benefit)		0	0
NET INCOME (LOSS)		583	(216)
Net income attributable to noncontrolling interests		0	0
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		583	(216)
Other comprehensive income		34	39
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		617	(177)
Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Oil, Natural Gas and NGL [Member]
REVENUES AND OTHER:
Revenues		5,136	4,962
Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Oil, natural gas and NGL production [Member]
OPERATING EXPENSES:
Cost of goods and services		539	562
Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Oil, natural gas and NGL gathering, processing and transportation [Member]
OPERATING EXPENSES:
Cost of goods and services		1,391	1,463
Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Marketing [Member]
REVENUES AND OTHER:
Revenues		5,076	4,511
OPERATING EXPENSES:
Cost of goods and services		5,158	4,598
Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Oil, Natural gas and NGL and Marketing [Member]
REVENUES AND OTHER:
Revenues		10,212	9,473
Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Other [Member]
REVENUES AND OTHER:
Revenues		63	67
Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Exploration [Member]
OPERATING EXPENSES:
Cost of goods and services		162	235
Non-Guarantor Subsidiaries [Member] | Reportable legal entities [Member]
REVENUES AND OTHER:
Revenues		19	23
Gains (losses) on sales of assets		0	0
OPERATING EXPENSES:
Production taxes		1	1
General and administrative		1	2
Restructuring and other termination costs		0
Provision for legal contingencies, net		0	0
Depreciation, depletion and amortization		7	9
Impairments		0	0
Other operating expenses			0
Total Operating Expenses		16	20
INCOME (LOSS) FROM OPERATIONS		3	3
OTHER INCOME (EXPENSE):
Interest expense		0	0
Gains on investments		0
Gains on purchases or exchanges of debt		0	0
Other income		0	0
Equity in net earnings of subsidiary		0	0
Total Other Expense		0	0
INCOME (LOSS) BEFORE INCOME TAXES		3	3
Total Income Tax Expense (Benefit)		0	0
NET INCOME (LOSS)		3	3
Net income attributable to noncontrolling interests		(2)	(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		1	0
Other comprehensive income		0	0
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		1	0
Non-Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Oil, Natural Gas and NGL [Member]
REVENUES AND OTHER:
Revenues		19	23
Non-Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Oil, natural gas and NGL production [Member]
OPERATING EXPENSES:
Cost of goods and services		0	0
Non-Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Oil, natural gas and NGL gathering, processing and transportation [Member]
OPERATING EXPENSES:
Cost of goods and services		7	8
Non-Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Marketing [Member]
REVENUES AND OTHER:
Revenues		0	0
OPERATING EXPENSES:
Cost of goods and services		0	0
Non-Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Oil, Natural gas and NGL and Marketing [Member]
REVENUES AND OTHER:
Revenues		19	23
Non-Guarantor Subsidiaries [Member] | Reportable legal entities [Member] | Other [Member]
REVENUES AND OTHER:
Revenues		$ 0	$ 0